Basis of Presentation - Disclosure of Exchange Rates used for the Change in Basis and Diluted Earnings per Share (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares [1]	Dec. 31, 2024 kr / shares	Dec. 31, 2023 $ / shares		Dec. 31, 2023 kr / shares
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Earnings per share - basic (in DKK and US Dollars per share) | (per share)	$ 15.50	$ 17.66	kr 122.21	$ 9.67	[1]	kr 66.64
Earnings per share - diluted (in DKK and US Dollars per share) | (per share)	$ 15.37	$ 17.53	121.36	$ 9.58		66.02
Presentation currency change
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Earnings per share - basic (in DKK and US Dollars per share)			(104.55)			(56.97)
Earnings per share - diluted (in DKK and US Dollars per share)			kr (103.83)			kr (56.44)

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.